Retirement and Deferred Compensation Plans - Changes in Benefit Obligation, Fair Value of Plan Assets and Funded Status of Pension and Postretirement Benefit Plans (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Change in Plan Assets
Fair value of plan assets at end of year	$ 191	$ 170
Pension Benefits [Member]
Change in Projected Benefit Obligation
Projected benefit obligation beginning of year	177	150	136
Service cost	5	5	5
Interest cost	7	7	7
Foreign currency exchange rate changes	4	7	(1)
Actuarial losses (gains)		14	6
Effect of curtailment and settlements
Benefits paid	(4)	(6)	(3)
Retiree contributions
Projected benefit obligation at end of year	189	177	150
Change in Plan Assets
Fair value of plan assets at beginning of year	170	145	135
Actual return on plan assets	15	14	4
Foreign currency exchange rates	4	6	(1)
Employer contributions	6	11	10
Benefits paid	(4)	(6)	(3)
Retiree contributions
Fair value of plan assets at end of year	191	170	145
Funded status at end of year	2	(7)	(5)
Amounts recognized in Consolidated Balance Sheet
Current liability
Non-current asset (liability)	2	(7)	(5)
Defined Benefit Plans, Liabilities, Total	2	(7)	(5)
Pre-tax Amounts Recognized in Accumulated Other Comprehensive Income (Loss)
Accumulated gain (loss)	(22)	(32)	(25)
Pretax Amounts Recognized in Accumulated Other Comprehensive Income, Total	(22)	(32)	(25)
Weighted Average Assumptions used as of December 31
Discount rate	4.60%	4.30%	4.70%
Salary increases	4.90%	4.60%	4.60%
Expected return on assets	5.60%	4.70%	4.85%
Healthcare cost trend
Initial
Ultimate in 2022
Postretirement Benefits [Member]
Change in Projected Benefit Obligation
Projected benefit obligation beginning of year	35	30	29
Service cost	4	4	3
Interest cost	1	1	1
Foreign currency exchange rate changes
Actuarial losses (gains)	(8)	1	(2)
Effect of curtailment and settlements	(3)
Benefits paid	(2)	(1)	(1)
Retiree contributions	1
Projected benefit obligation at end of year	28	35	30
Change in Plan Assets
Fair value of plan assets at beginning of year
Actual return on plan assets
Foreign currency exchange rates
Employer contributions	1	1	1
Benefits paid	(2)	(1)	(1)
Retiree contributions	1
Fair value of plan assets at end of year
Funded status at end of year	(28)	(35)	(30)
Amounts recognized in Consolidated Balance Sheet
Current liability	(1)	(1)	(1)
Non-current asset (liability)	(27)	(34)	(29)
Defined Benefit Plans, Liabilities, Total	(28)	(35)	(30)
Pre-tax Amounts Recognized in Accumulated Other Comprehensive Income (Loss)
Accumulated gain (loss)	1	(7)	(6)
Pretax Amounts Recognized in Accumulated Other Comprehensive Income, Total	$ 1	$ (7)	$ (6)
Weighted Average Assumptions used as of December 31
Discount rate	4.33%	3.43%	4.04%
Salary increases
Expected return on assets
Healthcare cost trend
Initial	7.00%	7.25%	7.50%
Ultimate in 2022	5.00%	5.00%	5.00%